Loans Payable (Line of Credit Grid Note) (Details)					6 Months Ended
	Aug. 22, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Jun. 11, 2015 USD ($)	Sep. 16, 2013	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 18, 2016 USD ($)	Jun. 30, 2016 USD ($)
Debt Instrument [Line Items]
Outstanding balances					$ 10,794,000			$ 28,712,000
Note Exchange Agreement | Affiliated Entity
Debt Instrument [Line Items]
Debt converted value	$ 30,175,000
Note Exchange Agreement | SIC III
Debt Instrument [Line Items]
Debt converted value	$ 3,150,000
Series C Preferred Stock | SIC III
Debt Instrument [Line Items]
Conversion of stock, shares converted (in shares) | shares		3,000
Series C Preferred Stock | Note Exchange Agreement | Affiliated Entity
Debt Instrument [Line Items]
Shares issued in conversion (in shares) | shares	30,175
Conversion to stock price (in dollars per share) | $ / shares	$ 1,000
Series C Preferred Stock | Note Exchange Agreement | SIC III
Debt Instrument [Line Items]
Shares issued in conversion (in shares) | shares	3,150
Common Stock | SIC III
Debt Instrument [Line Items]
Shares issued in conversion (in shares) | shares		890,898
Common Stock | Mr. Sillerman
Debt Instrument [Line Items]
Shares issued in conversion (in shares) | shares		5,066,654
Line of Credit Grid Note | Affiliated Entity
Debt Instrument [Line Items]
Long-term line of credit	$ 900,000
Line of Credit | Line of Credit Grid Note
Debt Instrument [Line Items]
Current borrowing capacity			$ 10,000,000
Stated interest rate (as a percent)			12.00%
Stated interest rate in event of default (as a percent)			14.00%
Minimum interest coverage ratio, term			12 months
Minimum interest coverage ratio			1
Debt default, term after due date (in days)			5 days	5 days
Line of Credit | Grid Note
Debt Instrument [Line Items]
Outstanding balances					3,465,000			$ 4,563,000
Interest expense					148,000	$ 201,000
Grid Note
Debt Instrument [Line Items]
Minimum amount issued		$ 10,000,000
Exchange price (in dollars per share) | $ / shares		$ 5.20
Amended Exchange Agreement | Line of Credit | Grid Note
Debt Instrument [Line Items]
Current borrowing capacity							$ 2,000,000
Additional facility draw (up to)							$ 5,000,000
Amount drawn on facility					$ 2,950,000